Legal Proceedings (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Black Mountain Equities Inc. complaint	$ 445,090
Black Mountain Equities Inc., actions taken	Black Mountain Equities sought monetary damages that the exercise price of the warrant was not properly adjusted. The plaintiff filed a motion to withdraw its claims with prejudice.
Pacific Gold, actions taken	Pacific Gold continues to pursue its counterclaims against the plaintiffs seeking declaratory judgement that the warrant was not exercisable.
Nevada Rae Gold, Inc. outstanding tax obligation	$ 212,000